Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI USA Min Vol Factor ETF (Formerly iShares® Edge MSCI Min Vol USA ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
L3Harris Technologies Inc.	926,161	$149,213,799
Lockheed Martin Corp.	632,985	221,627,038
Northrop Grumman Corp.	93,690	27,153,236

		397,994,073

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	3,046,688	269,418,620

Banks — 0.5%
M&T Bank Corp.	234,446	24,283,917
Truist Financial Corp.	469,314	19,767,506
U.S. Bancorp.	2,855,742	111,231,151
Wells Fargo & Co.	633,230	13,582,783

		168,865,357

Beverages — 3.0%
Brown-Forman Corp., Class B, NVS	461,429	32,166,216
Coca-Cola Co. (The)	9,477,331	455,480,528
PepsiCo Inc.	3,490,221	465,211,557

		952,858,301

Biotechnology — 3.8%
Amgen Inc.	298,193	64,689,989
BioMarin Pharmaceutical Inc.(a)	477,447	35,536,380
Gilead Sciences Inc.	5,701,684	331,552,925
Incyte Corp.(a)	600,811	52,054,265
Regeneron Pharmaceuticals Inc.(a)	745,446	405,194,628
Vertex Pharmaceuticals Inc.(a)	1,628,761	339,368,642

		1,228,396,829

Building Products — 0.1%
Carrier Global Corp.	865,883	28,911,833

Capital Markets — 1.5%
Cboe Global Markets Inc.	1,034,439	84,089,546
CME Group Inc.	1,212,125	182,691,480
Intercontinental Exchange Inc.	2,066,965	195,121,496
MarketAxess Holdings Inc.	61,635	33,212,020

		495,114,542

Chemicals — 1.1%
Air Products & Chemicals Inc.	421,674	116,483,226
Ecolab Inc.	1,134,306	208,247,239
Linde PLC	97,228	21,423,217

		346,153,682

Commercial Services & Supplies — 4.2%
Republic Services Inc.	5,324,365	469,449,262
Waste Connections Inc.(b)	4,021,508	399,416,174
Waste Management Inc.	4,343,927	468,753,163

		1,337,618,599

Communications Equipment — 1.6%
Cisco Systems Inc.	5,074,863	182,187,582
Juniper Networks Inc.	1,444,206	28,479,742
Motorola Solutions Inc.	1,812,804	286,531,800

		497,199,124

Containers & Packaging — 0.3%
Amcor PLC	6,468,170	67,463,013
Ball Corp.	385,845	34,340,205

		101,803,218

Distributors — 0.2%
Genuine Parts Co.	564,206	51,021,149

Security	Shares	Value

Diversified Financial Services — 0.6%
Berkshire Hathaway Inc., Class B(a)	929,209	$187,607,297

Diversified Telecommunication Services — 2.3%
AT&T Inc.	9,717,702	262,572,308
Verizon Communications Inc.	8,454,689	481,832,726

		744,405,034

Electric Utilities — 6.3%
Alliant Energy Corp.	713,754	39,456,321
American Electric Power Co. Inc.	1,811,589	162,916,199
Duke Energy Corp.	3,777,879	347,980,435
Evergy Inc.	1,349,246	74,478,379
Eversource Energy	1,075,013	93,816,384
NextEra Energy Inc.	7,978,605	584,113,672
Southern Co. (The)	5,864,693	336,926,613
Xcel Energy Inc.	5,344,639	374,285,069

		2,013,973,072

Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A	1,903,478	214,788,458
FLIR Systems Inc.	897,714	31,141,699
Keysight Technologies Inc.(a)	2,220,946	232,910,607
TE Connectivity Ltd.	289,998	28,095,006

		506,935,770

Entertainment — 1.2%
Take-Two Interactive Software Inc.(a)(b)	1,064,560	164,921,635
Walt Disney Co. (The)	1,806,172	218,998,355

		383,919,990

Equity Real Estate Investment Trusts (REITs) — 4.9%
American Tower Corp.	1,145,382	263,036,976
AvalonBay Communities Inc.	540,259	75,166,235
Camden Property Trust	1,355,371	125,019,421
Crown Castle International Corp.	1,313,763	205,209,781
Equinix Inc.	36,483	26,677,829
Equity Residential	3,197,827	150,233,913
Essex Property Trust Inc.	413,394	84,576,278
Extra Space Storage Inc.	1,025,413	118,896,637
Mid-America Apartment Communities Inc.	645,357	75,267,987
Public Storage	1,393,257	319,153,381
SBA Communications Corp.	164,405	47,738,280
UDR Inc.	2,721,593	85,022,565

		1,575,999,283

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	74,532	26,654,134
Kroger Co. (The)	2,476,926	79,781,786
Walmart Inc.	1,870,552	259,539,090

		365,975,010

Food Products — 4.4%
Campbell Soup Co.	1,387,878	64,772,266
General Mills Inc.	1,173,806	69,395,411
Hershey Co. (The)	2,742,605	376,998,483
Hormel Foods Corp.	6,346,987	309,034,797
JM Smucker Co. (The)	763,238	85,635,304
Kellogg Co.	2,506,347	157,624,163
McCormick & Co. Inc./MD, NVS	947,701	171,069,507
Mondelez International Inc., Class A	3,099,789	164,660,792
Tyson Foods Inc., Class A	262,819	15,041,131

		1,414,231,854

Health Care Equipment & Supplies — 4.5%
Abbott Laboratories	990,400	104,100,944

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Min Vol Factor ETF (Formerly iShares® Edge MSCI Min Vol USA ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Baxter International Inc.	2,510,643	$194,750,578
Becton Dickinson and Co.	332,647	76,884,701
Cooper Companies Inc. (The)	301,171	96,088,608
Danaher Corp.	1,649,282	378,576,190
DENTSPLY SIRONA Inc.	544,139	25,677,919
Medtronic PLC	3,563,850	358,416,395
Stryker Corp.	957,826	193,490,430
Zimmer Biomet Holdings Inc.	132,983	17,567,054

		1,445,552,819

Health Care Providers & Services — 1.8%
Anthem Inc.	524,124	142,981,027
Henry Schein Inc.(a)	268,966	17,100,858
Humana Inc.	331,918	132,528,219
Quest Diagnostics Inc.	192,101	23,463,216
UnitedHealth Group Inc.	732,106	223,394,825
Universal Health Services Inc., Class B	418,298	45,824,546

		585,292,691

Health Care Technology — 0.1%
Cerner Corp.(b)	259,995	18,223,050

Hotels, Restaurants & Leisure — 2.4%
McDonald’s Corp.	2,560,389	545,362,857
Starbucks Corp.	2,506,795	217,990,893

		763,353,750

Household Durables — 0.3%
Garmin Ltd.	884,372	91,992,375

Household Products — 3.2%
Church & Dwight Co. Inc.	1,602,036	141,603,962
Clorox Co. (The)	917,488	190,149,388
Colgate-Palmolive Co.	1,636,822	129,128,887
Kimberly-Clark Corp.	811,874	107,646,374
Procter & Gamble Co. (The)	3,227,961	442,553,453

		1,011,082,064

Industrial Conglomerates — 0.3%
Honeywell International Inc.	673,213	111,046,484

Insurance — 8.9%
Alleghany Corp.	106,594	58,299,456
Allstate Corp. (The)	2,153,071	191,085,051
Aon PLC, Class A(b)	1,299,175	239,061,192
Arch Capital Group Ltd.(a)(b)	3,259,665	98,474,480
Arthur J Gallagher & Co.	2,009,874	208,444,033
Brown & Brown Inc.	3,498,209	152,207,074
Chubb Ltd.	2,221,441	288,587,400
Cincinnati Financial Corp.	667,307	47,205,297
Erie Indemnity Co., Class A, NVS	144,827	33,725,863
Everest Re Group Ltd.	972,617	191,683,358
Fidelity National Financial Inc.	2,467,563	77,210,046
Hartford Financial Services Group Inc. (The)	2,484,141	95,689,111
Loews Corp.	497,215	17,243,416
Markel Corp.(a)	132,852	123,924,346
Marsh & McLennan Companies Inc.	2,256,123	233,418,486
Progressive Corp. (The)	1,811,623	166,488,154
RenaissanceRe Holdings Ltd.	1,022,790	165,405,599
Travelers Companies Inc. (The)	1,376,445	166,150,676
Willis Towers Watson PLC	419,913	76,625,724
WR Berkley Corp.	3,498,115	210,306,674

		2,841,235,436

Security	Shares	Value

Interactive Media & Services — 0.1%
Alphabet Inc., Class C, NVS(a)(b)	29,440	$47,722,534

Internet & Direct Marketing Retail — 0.1%
eBay Inc.	524,766	24,994,605

IT Services — 12.0%
Accenture PLC, Class A	2,013,170	436,676,705
Akamai Technologies Inc.(a)	1,549,762	147,413,361
Automatic Data Processing Inc.	1,185,725	187,297,121
Black Knight Inc.(a)(b)	3,565,433	313,579,832
Booz Allen Hamilton Holding Corp.	1,083,807	85,078,850
Broadridge Financial Solutions Inc.	897,137	123,446,051
Cognizant Technology Solutions Corp., Class A	2,199,752	157,106,288
Fidelity National Information Services Inc.	2,548,716	317,544,527
Fiserv Inc.(a)	2,546,179	243,083,709
FleetCor Technologies Inc.(a)(b)	304,195	67,199,718
International Business Machines Corp.	914,137	102,072,537
Jack Henry & Associates Inc.	1,828,935	271,139,614
Mastercard Inc., Class A	969,491	279,833,882
Paychex Inc.	4,394,834	361,475,097
VeriSign Inc.(a)	602,090	114,818,563
Visa Inc., Class A	2,427,999	441,191,698
Western Union Co. (The)	9,848,555	191,455,909

		3,840,413,462

Machinery — 0.1%
Otis Worldwide Corp.	293,806	18,004,432

Media — 1.3%
Charter Communications Inc., Class A(a)(b)	213,566	128,955,422
Comcast Corp., Class A	4,128,530	174,389,107
Fox Corp., Class B(a)	690,408	18,047,265
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	599,691	20,731,318
Omnicom Group Inc.	916,806	43,273,243
Sirius XM Holdings Inc.(b)	6,345,238	36,358,214

		421,754,569

Metals & Mining — 1.3%
Newmont Corp.	6,823,484	428,787,735

Multi-Utilities — 2.5%
CMS Energy Corp.	1,269,047	80,368,747
Consolidated Edison Inc.	4,264,360	334,709,616
Dominion Energy Inc.	1,781,001	143,085,620
WEC Energy Group Inc.	2,493,050	250,676,178

		808,840,161

Multiline Retail — 1.3%
Dollar General Corp.(b)	1,100,328	229,649,457
Dollar Tree Inc.(a)	1,029,055	92,944,248
Target Corp.	552,557	84,110,226

		406,703,931

Oil, Gas & Consumable Fuels — 0.9%
Cabot Oil & Gas Corp.	1,320,795	23,496,943
Cheniere Energy Inc.(a)(b)	901,955	43,176,586
Chevron Corp.	202,929	14,103,566
Exxon Mobil Corp.	3,932,775	128,287,120
Kinder Morgan Inc./DE	5,639,207	67,106,563

		276,170,778

Pharmaceuticals — 5.4%
Bristol-Myers Squibb Co.	1,872,226	109,431,610
Eli Lilly & Co.	2,581,394	336,768,661
Johnson & Johnson	3,017,187	413,686,510

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Min Vol Factor ETF (Formerly iShares® Edge MSCI Min Vol USA ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Merck & Co. Inc.	5,822,257	$437,891,949
Pfizer Inc.	8,102,426	287,474,074
Zoetis Inc.	873,446	138,484,863

		1,723,737,667

Professional Services — 0.4%
Verisk Analytics Inc.	675,781	120,268,745

Road & Rail — 0.2%
AMERCO	147,189	51,098,133

Semiconductors & Semiconductor Equipment — 0.6%
Broadcom Inc.	232,894	81,426,729
Intel Corp.	732,994	32,456,974
Texas Instruments Inc.	641,681	92,780,656

		206,664,359

Software — 5.9%
Adobe Inc.(a)	804,410	359,651,711
CDK Global Inc.	614,974	26,505,379
Citrix Systems Inc.	2,771,083	313,880,571
Intuit Inc.	222,464	70,004,972
Microsoft Corp.	2,412,808	488,521,236
NortonLifeLock Inc.	854,634	17,579,821
Oracle Corp.	4,068,674	228,293,298
Palo Alto Networks Inc.(a)	230,514	50,987,392
Tyler Technologies Inc.(a)(b)	852,384	327,639,362

		1,883,063,742

Specialty Retail — 2.7%
Advance Auto Parts Inc.	112,868	16,623,199
AutoZone Inc.(a)	141,588	159,850,020
Burlington Stores Inc.(a)(b)	146,160	28,293,653
Home Depot Inc. (The)	1,071,927	285,893,650
O’Reilly Automotive Inc.(a)	252,801	110,372,917
Ross Stores Inc.	786,660	66,999,832
Tiffany & Co.	120,745	15,798,276
TJX Companies Inc. (The)	3,549,695	180,324,506

		864,156,053

Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc.	691,968	75,327,637
Dell Technologies Inc., Class C(a)	345,858	20,841,403

		96,169,040

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.4%
Nike Inc., Class B	1,117,603	$134,201,768

Tobacco — 0.4%
Altria Group Inc.	2,534,859	91,457,713
Philip Morris International Inc.	713,340	50,661,407

		142,119,120

Water Utilities — 0.1%
American Water Works Co. Inc.	166,800	25,105,068

Wireless Telecommunication Services — 1.6%
T-Mobile U.S. Inc.(a)	4,662,937	510,918,007

Total Common Stocks — 99.8% (Cost: $29,889,725,676)		31,967,075,215

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	226,898,551	227,057,380
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	35,480,000	35,480,000

		262,537,380

Total Short-Term Investments — 0.8% (Cost: $262,328,979)		262,537,380

Total Investments in Securities — 100.6% (Cost: $30,152,054,655)		32,229,612,595

Other Assets, Less Liabilities — (0.6)%		(198,537,069)

Net Assets — 100.0%		$32,031,075,526

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Min Vol Factor ETF (Formerly iShares® Edge MSCI Min Vol USA ETF)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$395,047,833	$—	$(167,849,088	)(a)	$(48,342)	$(93,023)	$227,057,380	226,898,551	$289,114	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	55,280,000	—	(19,800,000	)(a)	—	—	35,480,000	35,480,000	20,101		—

					$(48,342)	$(93,023)	$262,537,380		$309,215		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate Index	201	12/18/20	$6,096	$(201,087)
S&P 500 E-Mini Index	308	12/18/20	50,277	(1,002,845)

				$(1,203,932)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$31,967,075,215	$—	$—	$31,967,075,215
Money Market Funds	262,537,380	—	—	262,537,380

	$32,229,612,595	$—	$—	$32,229,612,595

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,203,932)	$—	$—	$(1,203,932)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4